INCOME TAXES - Temporary differences for which the company has recognized deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Recognized in the net earnings	$ 400	$ 400
Property, plant and equipment and Intangible assets
INCOME TAXES
Recognized in the net earnings	(9,711)
Closing balance	(9,711)
Right-of-use assets
INCOME TAXES
Recognized in the net earnings	(1,884)
Closing balance	(1,884)
Unrealized foreign exchange loss on convertible notes
INCOME TAXES
Recognized in the net earnings	(1,075)
Closing balance	(1,075)
Convertible Notes
INCOME TAXES
Opening balance	(9,693)
Recognized in the net earnings	5,373
Closing balance	(4,320)	(9,693)
Exploration and evaluation expenses
INCOME TAXES
Opening balance	9,693
Recognized in the net earnings	7,297
Closing balance	$ 16,990	$ 9,693